Derivative and Hedging Activities - Schedule of Cumulative Basis Adjustment for Fair Value Hedges (Details) - Loans and Leases - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Derivative [Line Items]
Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets	$ 48,000	$ 73,200
Fair Value Hedging
Derivative [Line Items]
Carrying Amount of the Hedged Assets	2,047,999	2,073,214	[1]	$ 2,053,483
Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets	$ 47,999	$ 73,214	[1]	$ 53,483

[1]	These amounts include the amortized cost basis of closed portfolios used to designate hedging relationships in which the hedged item is the last layer expected to be remaining at the end of the hedging relationship. At December 31, 2020, the amortized cost basis of the closed portfolios used in these hedging relationships was $3.6 billion; the cumulative basis adjustments associated with these hedging relationships was $73.2 million; and the amount of the designated hedged items was $2.0 billion.